Product Returns Liability (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2013 Maximum [Member]	Mar. 31, 2013 Minimum [Member]
Product Returns Liability (Textual) [Abstract]
Customers rights to return excess quantities		5.00%	3.00%
Product return reserves for former customer	$ 3.0